CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (181)	$ (74)	$ (105)
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	(92)	(37)	78
Pension and other postretirement benefits adjustments	14	53	(11)
Adjustments to equity method investments	3	0	0
Hedging instruments	(2)	(1)	(11)
Other comprehensive (loss) income, net of tax	(77)	15	56
Comprehensive loss	(258)	(59)	(49)
Comprehensive income attributable to noncontrolling interest	(7)	(3)	(7)
Comprehensive loss attributable to Venator	$ (265)	$ (62)	$ (56)